Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 28, 2012
Registrant Name	DWS SECURITIES TRUST
Central Index Key	0000088048
Amendment Flag	false
Document Creation Date	Nov 28, 2012
Document Effective Date	Nov 28, 2012
Prospectus Date	Oct 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Tax–Exempt Portfolio — Tax Free
Money Fund Class S
DWS Alternative Asset Allocation Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified International Equity
Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy
Fund
DWS Enhanced Emerging Markets Fixed
Income Fund
DWS Enhanced Global Bond Fund

DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax–Free Fund
DWS Mid Cap Growth Fund
DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate
Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Short–Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities
Fund
DWS Strategic High Yield Tax–Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra–Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
Investors Cash Trust
    Treasury Portfolio — DWS U.S.
    Treasury Money Fund Class S

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Tax–Exempt Portfolio — Tax Free
Money Fund Class S
DWS Alternative Asset Allocation Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified International Equity
Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy
Fund
DWS Enhanced Emerging Markets Fixed
Income Fund
DWS Enhanced Global Bond Fund

DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax–Free Fund
DWS Mid Cap Growth Fund
DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate
Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Short–Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities
Fund
DWS Strategic High Yield Tax–Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra–Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
Investors Cash Trust
    Treasury Portfolio — DWS U.S.
    Treasury Money Fund Class S

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

DWS SECURITIES TRUST | DWS Communications Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Communications Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS SECURITIES TRUST | DWS Communications Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Communications Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Communications Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Enhanced Commodity Strategy Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Enhanced Commodity Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Gold & Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Gold & Precious Metals Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS SECURITIES TRUST | DWS Gold & Precious Metals Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Gold & Precious Metals Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Gold & Precious Metals Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Gold & Precious Metals Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Health Care Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS SECURITIES TRUST | DWS Health Care Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Health Care Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Health Care Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Health Care Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS RREEF Global Real Estate Securities Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS RREEF Global Real Estate Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS RREEF Real Estate Securities Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS RREEF Real Estate Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Technology Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS SECURITIES TRUST | DWS Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Technology Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS SECURITIES TRUST | DWS Technology Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Diversified International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Diversified International Equity Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INTERNATIONAL FUND, INC. | DWS Diversified International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Diversified International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Diversified International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Diversified International Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Emerging Markets Equity Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Latin America Equity Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS World Dividend Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS PORTFOLIO TRUST | DWS Core Plus Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Core Plus Income Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS PORTFOLIO TRUST | DWS Core Plus Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS PORTFOLIO TRUST | DWS Core Plus Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS PORTFOLIO TRUST | DWS Core Plus Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS PORTFOLIO TRUST | DWS Core Plus Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS PORTFOLIO TRUST | DWS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Floating Rate Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS PORTFOLIO TRUST | DWS Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS PORTFOLIO TRUST | DWS Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS PORTFOLIO TRUST | DWS Floating Rate Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Capital Growth Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INVESTMENT TRUST | DWS Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Capital Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Capital Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Core Equity Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INVESTMENT TRUST | DWS Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Core Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Core Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Small Cap Growth Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INVESTMENT TRUST | DWS Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Mid Cap Growth Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INVESTMENT TRUST | DWS Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Mid Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Mid Cap Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Small Cap Core Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INVESTMENT TRUST | DWS Small Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Core Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INVESTMENT TRUST | DWS Small Cap Core Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MARKET TRUST | DWS Alternative Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Alternative Asset Allocation Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS MARKET TRUST | DWS Alternative Asset Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MARKET TRUST | DWS Alternative Asset Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MARKET TRUST | DWS Alternative Asset Allocation Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MARKET TRUST | DWS Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Global Income Builder Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS MARKET TRUST | DWS Global Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MARKET TRUST | DWS Global Income Builder Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MARKET TRUST | DWS Global Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MARKET TRUST | DWS Global Income Builder Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Managed Municipal Bond Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Managed Municipal Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Short-Term Municipal Bond Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Strategic High Yield Tax-Free Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS MUNICIPAL TRUST | DWS Strategic High Yield Tax-Free Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS TAX FREE TRUST | DWS Intermediate Tax/AMT Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Intermediate Tax/AMT Free Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS TAX FREE TRUST | DWS Intermediate Tax/AMT Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS TAX FREE TRUST | DWS Intermediate Tax/AMT Free Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS TAX FREE TRUST | DWS Intermediate Tax/AMT Free Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS TAX FREE TRUST | DWS Intermediate Tax/AMT Free Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Massachusetts Tax-Free Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS STATE TAX-FREE INCOME SERIES | DWS Massachusetts Tax-Free Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Core Fixed Income Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS Core Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Core Fixed Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Core Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Core Fixed Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Global High Income Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS Global High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global High Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global Inflation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Global Inflation Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS Global Inflation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global Inflation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global Inflation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Global Inflation Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS GNMA Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS GNMA Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS GNMA Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS GNMA Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS High Income Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS High Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Short Duration Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS Short Duration Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Short Duration Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Short Duration Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Short Duration Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Strategic Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Strategic Government Securities Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS Strategic Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Strategic Government Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Strategic Government Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Strategic Government Securities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Ultra-Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Ultra-Short Duration Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS Ultra-Short Duration Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Ultra-Short Duration Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Ultra-Short Duration Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Ultra-Short Duration Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Unconstrained Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Unconstrained Income Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INCOME TRUST | DWS Unconstrained Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Unconstrained Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Unconstrained Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INCOME TRUST | DWS Unconstrained Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Enhanced Emerging Markets Fixed Income Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Emerging Markets Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Emerging Markets Fixed Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Emerging Markets Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Emerging Markets Fixed Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Enhanced Global Bond Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Global Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Global Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Global Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Enhanced Global Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS RREEF Global Infrastructure Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS RREEF Global Infrastructure Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Global Small Cap Growth Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Dreman Mid Cap Value Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS VALUE SERIES, INC | DWS Dreman Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Mid Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Mid Cap Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Dreman Small Cap Value Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS VALUE SERIES, INC | DWS Dreman Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Small Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Dreman Small Cap Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Equity Dividend Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS VALUE SERIES, INC | DWS Equity Dividend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Equity Dividend Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Equity Dividend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Equity Dividend Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Large Cap Value Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS VALUE SERIES, INC | DWS Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Large Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS VALUE SERIES, INC | DWS Large Cap Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
CASH ACCOUNT TRUST | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

Cash Account Trust Tax–Exempt Portfolio — Tax Free Money Fund Class S

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
CASH ACCOUNT TRUST | Tax-Exempt Portfolio | DWS Tax-Free Money Fund Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INSTITUTIONAL FUNDS | DWS Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Equity 500 Index Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INSTITUTIONAL FUNDS | DWS Equity 500 Index Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INSTITUTIONAL FUNDS | DWS S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS S&P 500 Index Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INSTITUTIONAL FUNDS | DWS S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INSTITUTIONAL FUNDS | DWS S&P 500 Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INSTITUTIONAL FUNDS | DWS S&P 500 Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INSTITUTIONAL FUNDS | DWS S&P 500 Index Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INSTITUTIONAL FUNDS | DWS U.S. Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS U.S. Bond Index Fund

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
DWS INSTITUTIONAL FUNDS | DWS U.S. Bond Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
DWS INSTITUTIONAL FUNDS | DWS U.S. Bond Index Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20
INVESTORS CASH TRUST | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dim2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

Investors Cash Trust Treasury Portfolio — DWS U.S. Treasury Money Fund Class S

Effective on or about January 1, 2013, the following disclosure is added to the "SHAREHOLDER FEES" table in the "FEES AND EXPENSES OF THE FUND" section for the relevant classes in the summary section of each fund’s prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
INVESTORS CASH TRUST | Treasury Portfolio | DWS U.S. Treasury Money Fund Class S
Risk/Return:	rr_RiskReturnAbstract
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	rr_MaximumAccountFee	20

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012